Restricted Cash	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
RESTRICTED CASH
5.	RESTRICTED CASH
As of December 31, 2020 and 2021, the Group held restricted cash of RMB70 ,601 and RMB35,831 respectively in designated bank accounts for issuance of bank acceptance notes.